Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity (Deficit):
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	140,000,000	140,000,000
Common stock shares issued	111,438,236	66,600,367
Common stock shares outstanding	111,438,236	66,600,367
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	15,000,000	15,000,000
Preferred stock shares issued	116	136
Preferred stock shares outstanding	116	136
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	15,000,000	15,000,000
Preferred stock shares issued	3,636,360	0
Preferred stock shares outstanding	3,636,360	0